Derivatives - Cash Flow Hedge Gains and Losses (Detail) - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income (OCI)	$ 4,700	$ 2,713	$ (1,701)
Loss Reclassified from Accumulated OCI into Income	5,265	8,798	10,440
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income (OCI)		1,584	(1,584)
Loss Reclassified from Accumulated OCI into Income	$ 0	0	0
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)		$ 0	$ (296)